Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:
Computer equipment	3 years
Furniture and office equipment	5 years
Leasehold improvements	Shorter of lease term or 5 years

Schedule of Disaggregated Information of Revenue

Disaggregated information of revenue by major sources are as follows:

	For the Year Ended March 31, 2025
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$265,591	$5,098	$270,689
exchanges in United States	36,775	21,782	58,557

Due diligence service fees	79,543	-	79,543

Handling income on
custodian services	77,158	-	77,158
dividend collection	50,587	-	50,587

Introducing and referral income	4,681,683	-	4,681,683

Underwriting and placement income related to
equity securities	114,091	-	114,091

Revenue from contracts with customers recognized over time
Advisory fees	10,624	-	10,624

Investment management fee income	60,012	-	60,012

Revenue from other sources
Interest income and others (note)	61,019	2,280	63,299
	$5,437,083	$29,160	$5,466,243

	For the Year Ended March 31, 2024
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$371,930	$3,998	$375,928
exchanges in United States	19,130	3,121	22,251

Handling income on
custodian services	108,218	2,078	110,296
dividend collection	17,518	52	17,570

Introducing and referral income	264,941	-	264,941

Underwriting and placement income related to
equity securities	109,316	-	109,316
bonds and others	43,322	-	43,322

Revenue from contracts with customers recognized over time
Advisory fees	420,918	-	420,918

Revenue from other sources
Interest income and others (note)	42,489	1,438	43,927
	$1,397,782	$10,687	$1,408,469
	For the Year Ended March 31, 2023
	Third parties	Related parties	Total
Revenue from contracts with customers recognized at a point in time
Brokerage commissions related to
exchange in Hong Kong	$445,057	$10,854	$455,911
exchanges in United States	365,281	78,525	443,806
other exchanges	831	364	1,195

Handling income on
custodian services	350,706	2,262	352,968
dividend collection	17,167	13	17,180

Introducing and referral income	278,688	-	278,688

Underwriting and placement income related to
equity securities	914,234	-	914,234
bonds and others	660,379	-	660,379

Revenue from contracts with customers recognized over time
Investment management fee income	30,622	2,840	33,462

Revenue from other sources
Interest income and others (note)	91,311	10,162	101,473
	$3,154,276	$105,020	$3,259,296

Schedule of Interest Income and Others

Interest income and others recognized for the years ended March 31, 2025, 2024 and 2023 were broken down as below.

	For the Years Ended March 31,
	2025	2024	2023
Interests on bank deposits	$903	$1,830	$314
Interests on customers’ overdue	57,191	36,838	47,001
Government subsidies	-	-	50,822
Sundry income	5,205	5,259	3,336
	$63,299	$43,927	$101,473

Schedule of Exchange Rates Used in Preparing Financial Statements

The following table outlines the exchange rates that are used in preparing these consolidated financial statements:

	As of March 31,
	2025	2024
Year-end spot rate	7.7799	7.8259

	For the Years Ended March 31,
	2025	2024	2023
Average rate	7.7945	7.8252	7.8392